UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21791

Name of Fund:  Global Income & Currency Fund Inc.

Fund Address:  P.O. Box 9011, Princeton, NJ  08543-9011

Name and address of agent for service:
       Mitchell M. Cox, President, Global Income & Currency Fund Inc, P.O. Box 9011, Princeton, NJ 08543-9011.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Global Income & Currency Fund Inc.


By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox
       President of Global Income & Currency Fund Inc.

Date:  August 24, 2006